  AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 5, 1999


                                                SECURITIES ACT FILE NO. 33-32430
                                        INVESTMENT COMPANY ACT FILE NO. 811-5969
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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                         PRE-EFFECTIVE AMENDMENT NO.                         [ ]


                         POST-EFFECTIVE AMENDMENT NO. 1                      [X]

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                AMENDMENT NO. 4                              [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                            ------------------------


                          KEMPER NEW EUROPE FUND, INC.

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

               345 PARK AVENUE
              NEW YORK, NEW YORK                                   10154
   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)                      (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 891-0667

                            ------------------------


                            PHILIP J. COLLORA, ESQ.

                        SCUDDER KEMPER INVESTMENTS, INC.

                           222 SOUTH RIVERSIDE PLAZA


                          CHICAGO, ILLINOIS 60606-5808

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                    COPY TO:

                               DAVID STURMS, ESQ.


                       VEDDER, PRICE, KAUFMAN & KAMMHOLZ


                            222 NORTH LASALLE STREET

                            CHICAGO, ILLINOIS 60601

                            ------------------------

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

Approximate Date of Proposed Public Offering:  October 5, 1999

It is proposed that this filing will become effective (check appropriate box):

[ x ] immediately upon filing pursuant to paragraph (b)

[  ] on (date) pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)(1)

[  ] on (date) pursuant to paragraph (a)(1)

[  ] 75 days after filing pursuant to paragraph (a)(2)

[  ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Prospectus and Statement of Additional Information are incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A filed on September 1, 1999.

                                     PART C

                               OTHER INFORMATION

ITEM 23.  EXHIBITS


EXHIBIT NO.    DESCRIPTION OF EXHIBIT
-----------    ----------------------
  (a)   (1)    Articles of Incorporation.(1)
        (2)    Articles of Amendment dated January 4, 1990.(1)
        (3)    Articles of Amendment dated February 2, 1990.(1)
        (4)    Form of Amended and Restated Articles of Incorporation dated
               September 3, 1999.(4)
        (5)    Form of Articles of Amendment dated September 3, 1999.(4)
  (b)   (1)    Amended and Restated By-Laws.(1)
        (2)    Amendment to By-Laws dated June 27, 1990.(1)
        (3)    Amendment to By-Laws dated April 12, 1991.(1)
        (4)    Amendment to By-Laws dated May 22, 1992.(1)
        (5)    Amendment to By-Laws dated July 28, 1992.(1)
        (6)    Amendment to By-Laws dated July 19, 1993.(1)
        (7)    Amendment to By-Laws dated January 12, 1995.(1)
        (8)    Amendment to By-Laws dated October 30, 1996.(1)
        (9)    Amendment to By-Laws dated September 29, 1997.(1)
       (10)    Amendment to By-Laws dated April 27, 1999.(1)
       (11)    Form of Amended and Restated By-Laws dated September 3,
               1999.(4)
  (c)          Form of Share Certificates.(3)
  (d)          Form of Investment Advisory Agreement with Scudder Kemper
               Investments, Inc.(1)
  (e)          Form of Underwriting and Distribution Services Agreement
               with Kemper Distributors, Inc.(1)
  (f)          Not applicable.
  (g)          Custodian Agreement with Brown Brothers Harriman & Co. Fee
               Schedule and Amendment.(2)
  (h)   (1)    Form of Transfer Agency and Service Agreement with Investors
               Fiduciary Trust Company.(1)
        (2)    Form of Administrative Services Agreement with Kemper
               Distributors, Inc.(1)
        (3)    Form of Fund Accounting Services Agreement with Scudder Fund
               Accounting Corporation.(1)
  (i)   (1)    Opinion and Consent of Willkie Farr & Gallagher, counsel to
               Registrant.(3)
        (2)    Opinion and Consent of Venable, Baetjer and Howard, LLP,
               Maryland counsel to Registrant.(3)
  (j)   (1)    Consent of Ernst & Young LLP Independent Auditors.(3)
        (2)    Consent of PricewaterhouseCoopers LLP Independent
               Accountants.(3)
  (k)          Not applicable.
  (l)          Not applicable.
  (m)   (1)    12b-1 Plan for Class B Shares.(1)
        (2)    12b-1 Plan for Class C Shares.(1)
  (n)          Not applicable.
  (o)          18f-3 Plan.(1)


---------------
(1) Incorporated by reference to Registrant's Registration Statement on Form N-1A filed April 28, 1999.


(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed June 8, 1999.



(3) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A filed August 16, 1999.



(4) Incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A filed on September 1, 1999.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 25.  INDEMNIFICATION

     Under Article XII of Registrant's Charter, the Directors and officers of Registrant shall not have any liability to Registrant or its stockholders for money damages, to the fullest extent permitted by Maryland law. This limitation on liability applies to events occurring at the time a person serves as a Director or officer of Registrant whether or not such person is a Director or officer at the time of any proceeding in which liability is asserted. No provision of Article XII shall protect or purport to protect any Director or officer of Registrant against any liability to Registrant or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Registrant shall indemnify and advance expenses to its currently acting and its former Directors to the fullest extent that indemnification of Directors and advancement of expenses to Directors is permitted by Maryland law.

     Registrant shall indemnify and advance expenses to its officers or other persons to the same extent as its Directors and to such further extent as is consistent with such law.

     Section 10.2 of Registrant's Bylaws authorize Registrant to obtain insurance on behalf of its Directors, officers and employees, including any such person who was serving at the request of the Registrant as a Director, trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against and claimed by such person in such capacity, whether or not Registrant would have the power to indemnify such person against such liability. Registrant may not, however, obtain insurance that protects or purports to protect any Director, officer or employee against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the directors' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the directors who were not interested persons of ZKI or Scudder (the "Independent Directors") for and against any liability and expenses based upon any action or omission by the Independent Directors in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Directors for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Directors in connection with their consideration of the Transaction.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Registrant is managed by Scudder Kemper Investments, Inc. ("Scudder Kemper"). The list required by this Item 26 of officers and directors of Scudder Kemper together with information as to their other businesses, professions, vocations or employment of a substantial nature during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Scudder Kemper (SEC File No. 801-00252) pursuant to the Investment Advisers Act of 1940, as amended.

ITEM 27.  PRINCIPAL UNDERWRITER

     (a) Kemper Distributors, Inc. serves as principal underwriter for Registrant and acts as principal underwriter of the Kemper Funds.

     (b) The information required by this Item 27 relating to each director, officer or partner of Kemper Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by Kemper Distributors, Inc. (SEC File No. 008-47765) pursuant to the Securities Exchange Act of 1934.

     (c) None.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     (1) Scudder Kemper Investments, Inc.
        345 Park Avenue
        New York, New York 10154
        (records relating to its functions as investment adviser; Registrant's
         Articles of Incorporation, By-laws and minute books)

     (2) Kemper Distributors, Inc.
        222 South Riverside Plaza
        Chicago, Illinois 60606
        (records relating to its functions as distributor)

     (3) Brown Brothers Harriman & Co.
        40 Water Street
        Boston, Massachusetts 02109
        (records relating to its functions as custodian)

     (4) Investors Fiduciary Trust Company
        801 Pennsylvania Avenue
        Kansas City, Missouri 64105
        (records relating to its functions as transfer agent)

     (5) Kemper Service Company
        811 Main street
        Kansas City, Missouri 64105
        (records relating to its functions as shareholder service agent)

ITEM 29.  MANAGEMENT SERVICES

     Not applicable.

ITEM 30.  UNDERTAKINGS

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 30th day of September, 1999.



                                          Kemper New Europe Fund, Inc.



                                          By:     /s/ MARK S. CASADY


                                          --------------------------------------

                                                      Mark S. Casady


                                                        President




     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                     SIGNATURE                                  TITLE                       DATE
                     ---------                                  -----                       ----
              /s/ THOMAS W. LITTAUER                 Chairman and Director           September 30, 1999
---------------------------------------------------
                Thomas W. Littauer

                /s/ JAMES E. AKINS                   Director                        September 30, 1999
---------------------------------------------------
                  James E. Akins

                  JAMES R. EDGAR                     Director                        September 30, 1999
---------------------------------------------------
                  James R. Edgar

               ARTHUR R. GOTTSCHALK                  Director                        September 30, 1999
---------------------------------------------------
               Arthur R. Gottschalk

                FREDERICK T. KELSEY                  Director                        September 30, 1999
---------------------------------------------------
                Frederick T. Kelsey

                  FRED B. RENWICK                    Director                        September 30, 1999
---------------------------------------------------
                  Fred B. Renwick

                 JOHN G. WEITHERS                    Director                        September 30, 1999
---------------------------------------------------
                 John G. Weithers

                /s/ JOHN R. HEBBLE                   Treasurer (Principal            September 30, 1999
---------------------------------------------------    Financial and Accounting
                  John R. Hebble                       Officer)

             By: /s/ PHILIP J. COLLORA
  ----------------------------------------------
                 Philip J. Collora
                as Attorney-in-Fact